Segment Information (Reconciliation Of Net Income To EBITDA) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
Net Income	$ 38,889	[1]	$ 45,003	$ 34,872
Interest and debt expense	35,765	[1]	27,617	13,550
Income tax expense (benefit)	1,206	[1]	1,251	(550)
Depreciation, amortization and accretion expense	51,908	[1]	33,812	22,359
EBITDA	$ 127,768		$ 107,683	$ 70,231

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.